INCOME TAXES (Details) $ in Thousands, $ in Thousands		12 Months Ended								24 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 HKD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Income taxes
Assessable profits				$ 2,000
Half of the current tax rate (as a Percent)				8.25	8.25
Current tax expense (benefit)			$ 113		$ 33		$ 81
Deferred tax expense			0		0		0
Schedule of Loss before income taxes
Loss before provision of income tax			1,171		(59,790)		(9,675)
Deferred tax assets:
Bad debt allowance												$ 88
Accrued inventory provision												348
Net operating loss carry forwards											$ 33,267	27,852
Less: Valuation allowance	$ (31,879)		(31,879)		(26,691)		(20,986)			$ (31,879)	(31,879)	(26,691)
Total deferred tax assets											1,388	1,597
Deferred tax liabilities:
Property and equipment											(18)
Acquired intangible assets											(1,370)	(1,597)
Total deferred tax liabilities											(1,388)	$ (1,597)
Net operating loss carry forwards											$ 196,310
Movement of valuation allowance
Balance at beginning of the period			26,691		20,986					$ 31,879
Additions			5,188		5,705
Balance at end of the period	$ 31,879		31,879		26,691		20,986
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Loss before provision of income tax			$ 1,171		$ (59,790)		$ (9,675)
Statutory tax rate in the PRC (as a percent)		25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Income tax at statutory tax rate			$ 293		$ (14,948)		$ (2,419)
Non-deductible expenses			10		115		42
Effect of preferential tax rates			(135)		(7)		(67)
Utilization of tax loss previously not recognized							(99)
Effect of income tax rate differences in jurisdictions other than the PRC			(2,277)		9,154		1,456
Statutory income/expense			(653)
Deferred tax expense			(2,313)
Changes in valuation allowances			5,188		5,705		1,168
Income tax expense			$ 113		$ 33		$ 81
Hong Kong
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory tax rate in the PRC (as a percent)		16.50%	16.50%
Statute of limitations		6 years	6 years
PRC
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory tax rate in the PRC (as a percent)		25.00%	25.00%
Statute of limitations		5 years	5 years
PRC | Lanting Gaochuang
Income taxes
Reduced tax rate for the years subsequent the exemption period (as a percent)						12.50%	12.50%	12.50%	12.50%
Preferential income tax rate	15.00%									15.00%
PRC | Lanting Huitong
Income taxes
Reduction of taxable income for small and micro-sized enterprise (as a percent)		50	50
Reduced tax rate for small and micro-sized enterprise		20	20
Preferential income tax rate						15.00%	15.00%	15.00%
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory tax rate in the PRC (as a percent)				25.00%	25.00%
PRC | Keji Chengdu
Income taxes
Income tax exemption (as a percent)		100	100	100	100
PRC | Shenzhen Xuyi
Income taxes
Reduction of taxable income for small and micro-sized enterprise (as a percent)		50	50	50	50
Reduced tax rate for small and micro-sized enterprise		20	20	20	20
PRC | Chongqing Xuyi
Income taxes
Reduction of taxable income for small and micro-sized enterprise (as a percent)		50	50
Reduced tax rate for small and micro-sized enterprise		20	20
PRC | Suzhou Trading
Income taxes
Reduction of taxable income for small and micro-sized enterprise (as a percent)		50	50
Reduced tax rate for small and micro-sized enterprise		20	20
PRC | Qianhai Xuyi Hunan
Income taxes
Reduction of taxable income for small and micro-sized enterprise (as a percent)		50	50	50	50
Reduced tax rate for small and micro-sized enterprise		20	20	20	20
Singapore
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statute of limitations		5 years	5 years
Singapore | Ching International service PTE.LTD
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory tax rate in the PRC (as a percent)		17.00%	17.00%
Singapore | D2D Express PTE.LTD
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory tax rate in the PRC (as a percent)		17.00%	17.00%
Singapore | Avant E-Commerce Service PTE.LTD
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory tax rate in the PRC (as a percent)		17.00%	17.00%
Singapore | Avant Logistic Service PTE.LTD
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory tax rate in the PRC (as a percent)		17.00%	17.00%
Cayman Islands
Schedule of Loss before income taxes
Loss before provision of income tax			$ 11,403		$ (24,750)		$ (3,705)
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Loss before provision of income tax			11,403		(24,750)		(3,705)
Hong Kong
Income taxes
Withholding taxe amount on remittance of dividends		$ 0
Assessable profits		$ 0		$ 0		$ 0
Schedule of Loss before income taxes
Loss before provision of income tax			(7,728)		(36,476)		(7,205)
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Loss before provision of income tax			(7,728)		(36,476)		(7,205)
PRC excluding Hong Kong SAR, and other countries
Schedule of Loss before income taxes
Loss before provision of income tax			(2,504)		1,436		1,235
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Loss before provision of income tax			$ (2,504)		$ 1,436		$ 1,235